August 22, 2014

Via EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	HSBC Funds (the “Trust”)
File Nos. 033-7647 and 811-04782

Ladies and Gentlemen:

The interactive data file included as an exhibit to this filing relates to the prospectus for the Aggressive Strategy Fund, Balanced Strategy Fund, Moderate Strategy Fund, Conservative Strategy Fund and the Income Strategy Fund that was filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on August 5, 2014 (Accession No. 0001206774-14-002366), which is incorporated herein by reference.

Please feel free to contact me with questions regarding this filing at (617) 824-1212.

Sincerely,

/s/ Heather Melito-Dezan

Heather Melito-Dezan
Assistant Vice President
Citi Fund Services
Assistant Secretary to the Trust

Attachments

cc:	Richard Fabietti (HSBC)
David Harris, Esq. (Dechert)